Cash and cash equivalents (Policies)	12 Months Ended
Dec. 31, 2025
Cash And Cash Equivalents
Cash and cash equivalents

Cash and cash equivalents in the consolidated statement of financial position comprise cash in banks and on hand, and short-term deposits with an original maturity of three months or less, which are readily convertible into a known amount of cash. Transactions in currencies other than the functional currency are translated at the dates prevailing on each date the transactions occur, and the cash balances are translated at the exchange rates prevailing at the end of the reporting period.